Adjusting Items Included In Profit From Operations - Summary Costs of Group's Initiatives Included in Profit from Operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Expense By Nature [Abstract]
Employee benefit costs	£ 68	£ 34	£ 91
Depreciation, amortisation and impairment costs	(4)	3	151
Other operating expenses	19	32	166
Business combination integration cost	£ 83	£ 69	£ 408